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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     September 30, 1997
                                                ----------------------

Check here if Amendment  [X]            Amendment Number :     2
                                                           ----------
   This Amendment (Check only one): [X]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28- 2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

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
          /s/ E.J. BIRD                                    Greenwich, CT                               November 12, 1999
          ----------------------------------------         ------------------------------            --------------------
                       (Signature)                                 (City, State)                            (Date)
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Report Type (Check only one):

         [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

         [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     16

Form 13F Information Table Value Total:               $538,649
                                                    (in thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                          FORM 13F INFORMATION TABLE


Page 1 of 1

        COLUMN 1             COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------    --------  --------  ------------------  ----------  --------  ----------------------
                                                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------  --------------    --------  --------  -------  ---  ----  ----------  --------  ----------------------
Bandag Inc.                   Common    059815-10-0       339      6,407  SH          DEFINED               6,407

Bandag Inc.                   Common    059815-10-0    10,249    193,593  SH            SOLE              193,593

Citicorp                      Common    173034-10-9         8         60  SH          DEFINED                  60

Citicorp                      Common    173034-10-9       244      1,822  SH            SOLE                1,822

Dow Chemical  Co.             Common    260543-10-3     3,629     40,016  SH          DEFINED              40,016

Dow Chemical  Co.             Common    260543-10-3   110,197  1,215,132  SH            SOLE            1,215,132

Footstar Inc.                 Common    344912-10-0       193      7,172  SH          DEFINED               7,172

Footstar Inc.                 Common    344912-10-0     5,566    206,628  SH            SOLE              206,628

Harrah's Entmt Inc.           Common    413619-10-7       748     33,349  SH          DEFINED              33,349

Harrah's Entmt Inc.           Common    413619-10-7    22,677  1,010,651  SH            SOLE            1,010,651

MCI Communications Corp.      Common    552673-10-5     2,989    101,977  SH          DEFINED             101,977

MCI Communications Corp.      Common    552673-10-5    73,970  2,523,493  SH            SOLE            2,523,493

Office Depot Inc.             Common    676220-10-6       775     38,384  SH          DEFINED              38,384

Office Depot Inc.             Common    676220-10-6    23,575  1,167,816  SH            SOLE            1,167,816

Wells Fargo & Co              Common    949740-10-4    11,011     40,041  SH          DEFINED              40,041

Wells Fargo & Co              Common    949740-10-4   272,479    990,829  SH            SOLE              990,829




(Confidential portion has been
omitted and filed separately.)


COLUMN TOTALS                                         538,649
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